Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents
Checks issued but not presented to banks	$ 14.9	$ 10.7
Accounts receivable | Credit concentration | One customer with largest risk concentration
Accounts Receivable, net
Number of customers	1	0
Customers individually representing greater than this percentage for disclosure	10.00%	9.00%